FAIR VALUE DISCLOSURES - Warrant Liabilities (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50
Warrants term		4 years
Series D preferred warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 0.01	$ 6.58
Outstanding warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants		$ 6.58